Shareholders' Equity (Deficit) - Employee Stock Purchase Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee stock purchase plan
Dividend yield	0.00%
Employee Stock Purchase Plan [Member]
Employee stock purchase plan
Dividend yield	0.00%	0.00%
Volatility factor	245.10%	105.30%
Risk-free interest rate	0.20%	1.00%
Expected life (years)	2 years	2 years
Weighted-average fair value of purchase rights granted during the period	$ 0.14	$ 0.12